LEASES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Aug. 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022
Leases
Lease term	1 year			1 year
Lease term renewal	1 year	1 year	1 year	1 year
Lease cost		$ 47,493	$ 50,976
Operating lease payments	$ 3,565